Deconsolidation and Discontinued Operations (Details) - Dec. 31, 2014 - USD ($)	Total
Cash	$ 239,427
Fair value of promissory note	685,245
Fair value of proceeds that resulted in loss of control	924,672
Carrying value of non controlling interest in former subsidiary on the date the subsidiary was deconsolidated	27,716
Subtotal	952,388
Carrying value of CWN Capital- long term investment	135,231
Recognize realized foreign exchange gain or loss for disposal of subsidiary	33,566
Intercompany balances	2,987,808
Deconsolidation Of Subsidiaries And Long Term Investment	1,374,953
Loss on deconsolidation of subsidiaries and long term investment	(422,565)
NAI Interactive Ltd [Member]
Carrying Value Of Net Assets	(636,157)
ChineseWorldNet.com HK Limited [Member]
Carrying Value Of Net Assets	$ (1,145,495)